Voya VACS Series MCV Fund Expense Example - Voya VACS Series MCV Fund - No Class	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	55
Expense Example, with Redemption, 5 Years	98
Expense Example, with Redemption, 10 Years	$ 227